UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.






THE ADVISORS' INNER CIRCLE FUND
--------------------------------------------------------------------------------

                                                     Toews
                                                     S&P 500(R)
                                                     Hedged
                                                     Index Fund

                                                     Toews
                                                     Nasdaq-100(R)
                                                     Hedged
                                                     Index Fund

                                                     --------------------------

                                                     Semi-Annual Report

                                                     April 30, 2005




      Investment Adviser:

[Toews Corporation Logo Omitted]

                  TABLE OF CONTENTS


                                                                            Page

Managers' Discussion and Analysis ...................................          1

Statement of Net Assets .............................................          3

Statements of Operations ............................................          6

Statements of Changes in Net Assets .................................          7

Financial Highlights ................................................          8

Notes to Financial Statements .......................................         10

Disclosure of Fund Expenses .........................................         17

Approval of Investment Advisory Agreements ..........................         19

How to Obtain More Information About
  Toews Funds ....................................................... Back Cover




The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-234-5426; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------

MANAGERS' DISCUSSION AND ANALYSIS --
Toews Funds as of April 30, 2005

[PHILLIP R. TOEWS
PHOTOGRAPH OMITTED]

FUND PERFORMANCE & STRATEGY:

Our quantitative strategy used to actively "hedge" against unfavorable index price movements outperformed the Nasdaq-100(R) Index but underperformed the S&P 500(R) Index over the first six months of the fiscal year. Our investment strategy employs statistical analysis to participate in the performance of each index with hedges in place to attempt to lower the risk of loss in declining markets. Since these Funds were launched in July of 2001, our strategy has been effective. The performance of the Funds since inception is favorable relative to the index. During certain periods however, particularly when the markets move indecisively around our point of hedging, our strategy will underperform. This is exactly what has happened to the S&P 500(R) Hedged Index Fund over the six month period from November 1, 2004 through April 30, 2005. However, the Nasdaq-100(R) Hedged Index Fund was able to avoid the downturn and outperformed its benchmark by nearly 6%.

If the market begins to move down and a hedge out of the market is generated, and the market subsequently moves down, this is beneficial for the Funds as investors avoid subsequent losses. If the market begins to move down and a hedge is generated, and the market subsequently rises, the Funds will buy immediately back into the index (a phenomenon we refer to as "false alarms"). Often the buy back into the index happens at a higher market price than the sale, producing underperformance relative to the index. During this type of market, the degree of underperformance increases with the number of false alarms the Funds experience. The first six months of this year has seen a significant number of false alarms.

During the first six months of this fund year, the Toews S&P 500(R) Hedged Index Fund Investor Class gained 1.15% versus a 3.28% increase in the S&P 500(R) Index. During the first six months of this fiscal year, the Toews Nasdaq-100(R) Hedged Index Fund Investor Class gained 1.47% versus a loss of 4.23% in the Nasdaq-100(R) Index. Theses differences in performance can be attributed directly to our "hedging" strategy. When hedged, the Funds are investing in short-term money market instruments, such as U.S. Treasury and other U.S. government securities. When the Funds are invested, the Funds own futures contracts which derive their values from corresponding indices. The use of futures is far less expensive than buying the individual components of the index and allows for better execution.




--------------------------------------------------------------------------------
                                                            TOEWS
                                                            FUNDS [Logo Omitted]

2


MANAGERS' DISCUSSION AND ANALYSIS --
TOEWS FUNDS (CONCLUDED)

MARKET PERSPECTIVES AND OUTLOOK:

As of April 30, 2005, the S&P 500(R) Index was priced at approximately 20 times the earnings of its stocks over a trailing 12-month period according to Standard & Poor's. (Note: An earnings ratio for the Nasdaq-100 Index is not calculable due to the high number of companies in that index with losses or no earnings.) Depending upon the method of calculation, historical trailing earnings multiples for the S&P 500(R) Index have ranged from 15 to 18. This means that the Index stands at the high end of its mean valuation level. Although we have access to many sources of economic forecasting that suggest that these valuations are justified based on earnings expectations moving forward, we feel that the level of risk in the U.S. stock market remains high. The prospect of retired investors holding substantial positions in a stock market priced near the high end of its range is a cause of some concern. The likelihood of the U.S. equity markets to move higher depends largely on the ability of corporate America to continue its recent trend of earnings growth into 2005.

Regardless of the direction of the markets in the coming year, we expect that volatility will remain high, measured over short as well as long term periods. We base this belief primarily on the valuation picture discussed above, as well as an increase in the number of market participants actively involved in trading based on market trends. We are unable to predict the results of our style of management over the coming years. However, it should be emphasized that we have specifically focused our management efforts on addressing high-risk markets. Whether or not the market moves up or down in the months and years ahead, we remain committed to attempting to obtain absolute performance for our clients.




THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.


--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
Toews Funds -- April 30, 2005 (Unaudited)

SECTOR WEIGHTINGS*:
[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

100%   Repurchase Agreement

*Percentages are based on total investments.


                                                              FACE
                                                             AMOUNT       VALUE
TOEWS S&P 500(R) HEDGED INDEX FUND                            (000)       (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (100.3)%
   Morgan Stanley,
     2.600%, dated 04/29/05, to be repurchased
     on 05/02/05, repurchase price $18,220,012
     (collateralized by various mortgage obligations,
     par value $18,259,220, 4.125%-4.500%, 02/24/11-
     07/15/19, total market value $18,418,162) ............  $18,216    $18,216
                                                                        -------
Total Repurchase Agreement
   (Cost $18,216) .........................................              18,216
                                                                        -------
Total Investments (100.3)%
   (Cost $18,216) .........................................              18,216
                                                                        -------
OTHER ASSETS AND LIABILITIES (-0.3%)
Receivable due from Investment Adviser ....................                  13
Payable for Capital Shares Redeemed .......................                 (31)
Payable for Administration Fees ...........................                 (15)
Payable for Distribution Fees .............................                 (15)
Payable for Trustees' Fees ................................                  (1)
Other Assets and Liabilities, Net .........................                   2
                                                                        -------
Total Other Assets and Liabilities ........................                 (47)
                                                                        -------
Net Assets -- 100.0% ......................................             $18,169
                                                                        =======
NET ASSETS:
Paid-In-Capital (unlimited authorization -- no par value)               $17,748
Distribution in excess of net investment income ...........                  (1)
Accumulated net realized gain on investments ..............                 420
Net unrealized appreciation on futures contracts ..........                   2
                                                                        -------
Net Assets ................................................             $18,169
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Shares
   ($6,986,498 / 763,468 shares) ..........................               $9.15
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Advisor Shares
   ($11,182,624 / 1,266,880 shares) .......................               $8.83
                                                                        =======


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                            TOEWS
                                                            FUNDS [Logo Omitted]

4

STATEMENT OF NET ASSETS
Toews Funds -- April 30, 2005 (Unaudited)

SECTOR WEIGHTINGS*:
[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

100%   Repurchase Agreement

*Percentages are based on total investments.

                                                                FACE
                                                               AMOUNT     VALUE
TOEWS NASDAQ-100(R) HEDGED INDEX FUND                           (000)     (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (100.0%)
   Morgan Stanley,
     2.600%, dated 04/29/05, to be repurchased
     on 05/02/05, repurchase price $7,181,581
     (collateralized by a mortgage obligation,
     par value $7,206,289, 4.125%, 02/24/11,
     total market value $7,259,684) .......................   $7,180     $7,180
                                                                         ------
Total Repurchase Agreement
   (Cost $7,180) ..........................................               7,180
                                                                         ------
Total Investments (100.0%)
   (Cost $7,180) ..........................................               7,180
                                                                         ------
OTHER ASSETS AND LIABILITIES (0.0%)
Receivable due from Investment Adviser ....................                  12
Payable for Capital Shares Redeemed .......................                 (11)
Payable for Administration Fees ...........................                  (6)
Payable for Distribution Fees .............................                  (5)
Payable for Trustees' Fees ................................                  (1)
Other Assets and Liabilities, Net .........................                  10
                                                                         ------
Total Other Assets and Liabilities ........................                  (1)
                                                                         ------
Net Assets -- 100.0% ......................................              $7,179
                                                                         ======
NET ASSETS:
Paid-in-Capital (unlimited authorization -- no par value)                $7,963
Accumulated net investment loss ...........................                 (14)
Accumulated net realized loss on investments ..............                (771)
Net unrealized appreciation on futures contracts ..........                   1
                                                                         ------
Net Assets                                                               $7,179
                                                                         ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Shares
   ($2,966,182 / 306,692 shares) ..........................               $9.67
                                                                         ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Advisor Shares
   ($4,212,529 / 451,238 shares) ..........................               $9.34
                                                                         ======


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                       This page intentionally left blank.











--------------------------------------------------------------------------------
                                                            TOEWS
                                                            FUNDS [Logo Omitted]

6

STATEMENTS OF OPERATIONS (000)
For the six month period ended April 30, 2005 (Unaudited)


                                                      Toews          Toews
                                                    S&P 500(R)    Nasdaq-100(R)
                                                      Hedged         Hedged
                                                    Index Fund     Index Fund
                                                    ----------     ----------

INVESTMENT INCOME:
   Interest Income ...............................    $  245         $ 100
                                                      ------         -----
EXPENSES:
   Investment Advisory Fees ......................       112            45
   Administration Fees ...........................        89            36
   Distribution Fees+ ............................        64            25
   Transfer Agent Fees ...........................        64            51
   Professional Fees .............................        21            11
   Registration Fees .............................        10            10
   Printing Fees .................................        10             5
   Custodian Fees ................................         5             2
   Trustees' Fees ................................         4             2
   Other Fees ....................................        14             8
                                                      ------         -----
   Total Expenses ................................       393           195
                                                      ------         -----
   Less: Waiver of Investment Advisory Fees ......      (112)          (45)
         Reimbursement from Investment Advisor ...       (49)          (57)
                                                      ------         -----
   NET EXPENSES ..................................       232            93
                                                      ------         -----
   NET INVESTMENT INCOME .........................        13             7
                                                      ------         -----
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net Realized Gain on Futures Contracts ........     1,008           891
   Net Change in Unrealized Depreciation
     on Futures Contracts ........................      (586)         (682)
                                                      ------         -----
   Total Net Realized and Unrealized Gain
     on Investments ..............................       422           209
                                                      ------         -----
   NET INCREASE IN NET ASSETS
     FROM OPERATIONS .............................    $  435         $ 216
                                                      ======         =====

+ DISTRIBUTION FEES CHARGED ON ADVISOR SHARES. SEE NOTE 4 IN THE NOTES TO
  FINANCIAL STATEMENTS FOR FURTHER EXPLANATION.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------


                                                                                      7
STATEMENTS OF CHANGES IN NET ASSETS (000)
For the six month period April 30, 2005 (Unaudited) and the year ended October 31, 2004

                                                  Toews                 Toews
                                            S&P 500(R) Hedged    Nasdaq-100(R) Hedged
                                               Index Fund             Index Fund
                                          --------------------   ---------------------
                                            2005        2004       2005         2004
                                          --------    --------   --------    ---------
OPERATIONS:
   Net Investment Gain (Loss) ..........  $    13    $   (310)   $     7     $   (128)
   Net Realized Gain (Loss) on
     Futures Contracts .................    1,008       1,187        891       (1,090)
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Futures Contracts .................     (586)       (575)      (682)         112
                                          -------    --------    -------     --------
   Net Increase (Decrease) in Net Assets
     from Operations ...................      435         302        216       (1,106)
                                          -------    --------    -------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from Net Realized Gains:
       Investor Shares .................     (160)       (899)        --         (479)
       Advisor Shares ..................     (208)       (813)        --         (359)
                                          -------    --------    -------     --------
  Total Distributions ..................     (368)     (1,712)        --         (838)
                                          -------    --------    -------     --------
CAPITAL SHARE TRANSACTIONS (1):
   INVESTOR SHARES
     Issued ............................      517       2,129        557        1,294
     In Lieu of Dividends ..............      110         668         --          331
     Redeemed ..........................   (5,598)    (17,221)    (2,033)      (9,055)
                                          -------    --------    -------     --------
   Decrease in Net Assets from
     Investor Share Transactions .......   (4,971)    (14,424)    (1,476)      (7,430)
                                          -------    --------    -------     --------
   ADVISOR SHARES
     Issued ............................      362       1,757        216        1,148
     In Lieu of Dividends ..............      207         788         --          336
     Redeemed ..........................   (3,528)     (5,702)    (1,729)      (3,460)
                                          -------    --------    -------     --------
   Decrease in Net Assets from
     Advisor Share Transactions ........   (2,959)     (3,157)    (1,513)      (1,976)
                                          -------    --------    -------     --------
Net Decrease in Net Assets
   from Capital Share Transactions .....   (7,930)    (17,581)    (2,989)      (9,406)
                                          -------    --------    -------     --------
Total Decrease in Net Assets ...........   (7,863)    (18,991)    (2,773)     (11,350)
                                          -------    --------    -------     --------
NET ASSETS:
   Beginning of Period .................   26,032      45,023      9,952       21,302
                                          -------    --------    -------     --------
   End of Period .......................  $18,169    $ 26,032    $ 7,179     $  9,952
                                          =======    ========    =======     ========
Includes Distributions in Excess of Net
   Investment Income/Accumulated
   Net Investment Loss .................  $    (1)   $    (14)   $   (14)    $    (21)
                                          =======    ========    =======     ========

(1) SEE NOTE 7 IN THE NOTES TO FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                            TOEWS
                                                            FUNDS [Logo Omitted]

8

FINANCIAL HIGHLIGHTS
For the six months ended April 30, 2005 (Unaudited) and the periods ended October 31,
For a Share Outstanding Throughout each Period

                                           NET                                  DISTRIBUTIONS
                                        REALIZED                                    FROM
          NET ASSET         NET            AND                       DIVIDENDS       NET          TOTAL
            VALUE        INVESTMENT    UNREALIZED       TOTAL       FROM NET      REALIZED      DIVIDENDS
         BEGINNING OF      INCOME         GAINS          FROM       INVESTMENT     CAPITAL         AND
            PERIOD         (LOSS)        (LOSSES)     OPERATIONS      INCOME        GAINS     DISTRIBUTIONS
         ------------    ----------    ----------     ----------    ----------    ----------  -------------

TOEWS S&P 500(R) HEDGED INDEX FUND
----------------------------------
Investor Shares
2005(1)*   $ 9.18         $ 0.03         $ 0.08        $ 0.11        $   --        $(0.14)      $(0.14)
2004(1)      9.58          (0.04)          0.07          0.03            --         (0.43)       (0.43)
2003(1)      9.16          (0.01)          0.43          0.42            --**          --           --**
2002(1)      9.62           0.01          (0.30)        (0.29)        (0.17)           --        (0.17)
2001(2)     10.00           0.03          (0.39)        (0.36)        (0.02)           --        (0.02)

Advisor Shares
2005(1)*   $ 8.91         $(0.01)        $ 0.07        $ 0.06        $   --        $(0.14)      $(0.14)
2004(1)      9.40          (0.13)          0.07         (0.06)           --         (0.43)       (0.43)
2003(1)      9.07          (0.11)          0.44          0.33            --            --           --
2002(1)      9.61          (0.08)         (0.31)        (0.39)        (0.15)           --        (0.15)
2001(2)     10.00           0.01          (0.38)        (0.37)        (0.02)           --        (0.02)

TOEWS NASDAQ-100(R) HEDGED INDEX FUND
-------------------------------------
Investor Shares
2005(1)*   $ 9.53         $ 0.04         $ 0.10        $ 0.14        $   --        $   --       $   --
2004(1)     10.55          (0.04)         (0.54)        (0.58)           --         (0.44)       (0.44)
2003(1)     10.17          (0.09)          0.48          0.39         (0.01)           --        (0.01)
2002(1)      8.89          (0.03)          1.40          1.37         (0.09)           --        (0.09)
2001(2)     10.00           0.03          (1.11)        (1.08)        (0.03)           --        (0.03)
Advisor Shares
2005(1)*   $ 9.25         $(0.01)        $ 0.10        $ 0.09        $   --        $   --       $   --
2004(1)     10.35          (0.13)         (0.53)        (0.66)           --         (0.44)       (0.44)
2003(1)     10.07          (0.19)          0.47          0.28            --            --           --
2002(1)      8.87          (0.12)          1.40          1.28         (0.08)           --        (0.08)
2001(2)     10.00           0.01          (1.12)        (1.11)        (0.02)           --        (0.02)

  + RETURNS ARE FOR THE PERIODS INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE
    DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
    TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER
    DURING THE PERIODS INDICATED.
 ++ THE CALCULATION OF PORTFOLIO TURNOVER EXCLUDES SHORT-TERM INVESTMENT VEHICLES THAT MATURE IN LESS THAN
    ONE YEAR OR ARE ACQUIRED IN THE FINAL YEAR OF MATURITY, SUCH AS, TREASURY BILLS, REPURCHASE AGREEMENTS,
    MONEY MARKET FUNDS AND FUTURES CONTRACTS.

--------------------------------------------------------------------------------

                                                                                                                 9

                                                                                   RATIO OF
                                                                                   EXPENSES
                                                                  RATIO OF        TO AVERAGE
                                                                     NET          NET ASSETS
                                                    RATIO OF     INVESTMENT       (EXCLUDING
         NET ASSET                   NET ASSETS     EXPENSES    INCOME (LOSS)       WAIVERS        PORTFOLIO
         VALUE END       TOTAL         END OF      TO AVERAGE    TO AVERAGE         AND/OR          TURNOVER
         OF PERIOD      RETURN+     PERIOD (000)   NET ASSETS    NET ASSETS     REIMBURSEMENTS)      RATE++
        ------------   ---------    ------------   ----------   ------------    ---------------    ----------

TOEWS S&P 500(R) HEDGED INDEX FUND
----------------------------------
Investor Shares
2005(1)*   $ 9.15         1.15%       $ 6,986          1.50%         0.68%            2.92%               --%
2004(1)      9.18         0.30         11,852          1.50         (0.42)            2.32                --
2003(1)      9.58         4.61         26,855          1.50         (0.12)            1.84          1,694.85
2002(1)      9.16        (3.20)        23,583          1.50          0.11             4.97          1,991.68
2001(2)      9.62        (3.56)           460          1.50          1.49            84.21            229.50

Advisor Shares
2005(1)*   $ 8.83         0.62%       $11,183          2.50%        (0.32)%           3.92%               --%
2004(1)      8.91        (0.69)        14,180          2.50         (1.42)            3.32                --
2003(1)      9.40         3.64         18,168          2.50         (1.12)            2.84          1,694.85
2002(1)      9.07        (4.20)         7,142          2.50         (0.90)            7.52          1,991.68
2001(2)      9.61        (3.71)           196          2.50          0.34            70.17            229.50


TOEWS NASDAQ-100(R) HEDGED INDEX FUND
-------------------------------------
Investor Shares
2005(1)*   $ 9.67         1.47%       $ 2,966          1.50%         0.71%            3.77%               --%
2004(1)      9.53        (5.52)         4,335          1.50         (0.43)            2.79                --
2003(1)     10.55         3.83         12,806          1.50         (0.94)            2.22          3,552.11
2002(1)     10.17        15.46          9,688          1.50         (0.26)            8.50            973.72
2001(2)      8.89       (10.85)           981          1.50          1.26            37.99            318.12
Advisor Shares
2005(1)*   $ 9.34         0.97%       $ 4,213          2.50%        (0.29)%           4.77%               --%
2004(1)      9.25        (6.43)         5,617          2.50         (1.43)            3.79                --
2003(1)     10.35         2.78          8,496          2.50         (1.94)            3.22          3,552.11
2002(1)     10.07        14.42          2,676          2.50         (1.26)           10.12            973.72
2001(2)      8.87       (11.11)           222          2.50         (0.10)           40.86            318.12

  * FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 ** AMOUNT ROUNDS TO LESS THAN $0.01 PER SHARE.
(1) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
(2) COMMENCED OPERATIONS ON JULY 31, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                            TOEWS
                                                            FUNDS [Logo Omitted]

10

NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (Unaudited)


1. ORGANIZATION

   The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 funds. The financial statements herein are those of the Toews S&P 500(R) Hedged Index Fund and the Toews Nasdaq-100(R) Hedged Index Fund (collectively referred to as the "Funds" and individually referred to as a "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds


--------------------------------------------------------------------------------
are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/ or retention of the collateral or proceeds may be subject to legal proceedings.

CLASSES: Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/ losses are allocated to the respective class on the basis of relative net asset value each day.

EXPENSES: Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses


--------------------------------------------------------------------------------
                                                            TOEWS
                                                            FUNDS [Logo Omitted]

12

April 30, 2005 (Unaudited)


of the Trust are prorated to the Funds based on the number of funds and/or relative net assets compared to the aggregate daily net assets.

FUTURES CONTRACTS: The Fund's may invest in futures contracts. The Funds' investments in these futures contracts are intended to assist the Funds in more closely approximating the performance of the each of the Fund's respective indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Forty percent of net realized gains are taxed as short term capital gains, while sixty percent are taxed as long term capital gains.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statements of Net Assets to the extent of the contract amounts.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid to shareholders quarterly for each of the Funds. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES

   Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


--------------------------------------------------------------------------------

4. ADMINISTRATION, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS

   The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $220,000 for the Funds, $75,000 per additional fund plus $15,000 per additional class or 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.

   The Trust and Distributor are parties to a Distribution Agreement. Under the distribution plan (the "Plan"), the Distributor may receive up to 1.00% of each Fund's average daily net assets attributable to Advisor Class shares as compensation for distribution and services pursuant to Rule 12b-1 of the 1940 Act. The Distributor will not receive any compensation for the distribution of Investor Class shares of the Funds.

   Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a Transfer Agency Agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

   The Trust and Toews Corporation (the "Adviser") are parties to an Investment Advisory Agreement dated February 20, 2001, under which the Adviser receives an annual fee equal to 1.00% of each Fund's average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses so that total expenses of each Fund will not exceed the following amounts (expressed as a percentage of each Fund's average daily net assets):

                       TOEWS          TOEWS
                     S&P 500(R)    NASDAQ-100(R)
                       HEDGED         HEDGED
                     INDEX FUND     INDEX FUND
                     ----------    -------------
Investor Shares: ...    1.50%          1.50%
Advisor Shares: ....    2.50%          2.50%

   Union Bank of California (the "Custodian") acts as custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS

There were no long-term purchases or sales during the six month period ended April 30, 2005.




--------------------------------------------------------------------------------
                                                            TOEWS
                                                            FUNDS [Logo Omitted]

14

April 30, 2005 (Unaudited)


7. CAPITAL SHARE TRANSACTIONS

   For the six month period ended April 30, 2005 (unaudited) and the year ended October 31, 2004, capital share transactions for the Funds were as follows
(000):

                                                   TOEWS                  TOEWS
                                                 S&P 500(R)            NASDAQ-100(R)
                                                  HEDGED                  HEDGED
                                                INDEX FUND              INDEX FUND
                                           -------------------      ------------------
                                              2005      2004          2005      2004
                                             ------    ------        ------    ------
Investor Shares:
   Shares Issued ...........................    54        225           56       139
   Shares Issued in Lieu of Dividends ......    11         73           --        35
   Shares Redeemed .........................  (593)    (1,809)        (204)     (933)
                                             -----     ------         ----     -----
   Total Investor Shares Transactions ......  (528)    (1,511)        (148)     (759)
                                             -----     ------         ----     -----

Advisor Shares:
   Shares Issued ...........................    41        189           23       120
   Shares Issued in Lieu of Dividends ......    22         88           --        36
   Shares Redeemed .........................  (388)      (618)        (179)     (370)
                                             -----     ------         ----     -----
   Total Advisor Shares Transactions .......  (325)      (341)        (156)     (214)
                                             -----     ------         ----     -----
Decrease in Capital
   Share Transactions ......................  (853)    (1,852)        (304)     (973)
                                             =====     ======         ====     =====



8. FEDERAL TAX INFORMATION

   It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

   The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

   Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

   Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. These reclassifications have no effect on net assets or net asset value.


--------------------------------------------------------------------------------

   The tax character of dividends and distributions paid during the last two years were as follows (000):

                     TOEWS S&P 500(R)
                    HEDGED INDEX FUND
                 -----------------------
                     2004      2003

Ordinary Income ..  $  402     $   7
Long-Term ........   1,310        --
                    ------     -----
Total ............  $1,712     $   7
                    ======     =====

                    TOEWS NASDAQ-100(R)
                    HEDGED INDEX FUND
                 -----------------------
                     2004      2003

Ordinary Income ..  $  838     $  11
Long-Term ........      --        --
                    ------     -----
Total ............  $  838     $  11
                    ======     =====

   As of October 31, 2004, the components of Distributable Earnings (Accumulated Losses) were as follows (000):

                   TOEWS         TOEWS
                 S&P 500(R)   NASDAQ-100(R)
                HEDGED INDEX  HEDGED INDEX
                    FUND          FUND
                ------------  ------------

Undistributed
  Long Term
  Capital Gain ...  $368         $  --

Capital Loss
  Carryforwards ..    --          (979)

Other Temporary
  Differences ....   (14)          (21)
                    ----       -------
Total Distributable
  Earnings/
  (Accumulated
  Losses) ........  $354       $(1,000)
                    ====       =======


   For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future net realized gains. During the year ended October 31, 2004, capital loss carryforwards were as follows (000):

Toews Nasdaq-100(R) Hedged
Index Fund (expiring 2012) .... $979

   For Federal tax purposes, the Federal tax cost for securities held by the Funds at April 30, 2005, was equal to book cost.

9. OTHER

   In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. BENCHMARK INFORMATION (UNAUDITED)

   "Standard &Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. AND have been licensed for use by The Advisors' Inner Circle Fund -- Toews S&P 500(R) Hedged Index Fund. The product is not sponsored, endorsed, sold or promoted by


--------------------------------------------------------------------------------
                                                            TOEWS
                                                            FUNDS [Logo Omitted]

16


NOTES TO FINANCIAL STATEMENTS  (CONCLUDED)
April 30, 2005 (Unaudited)


Standard &Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

   The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the CORPORATIONS) and are licensed for use by The Advisors' Inner Circle Fund -- Toews Nasdaq-100(R) Hedged Index Fund. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCTS(S).




--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)



We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Funds and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.




--------------------------------------------------------------------------------
                                                            TOEWS
                                                            FUNDS [Logo Omitted]

18

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(CONTINUED)


--------------------------------------------------------------------------------
                           BEGINNING       ENDING                    EXPENSES
                            ACCOUNT        ACCOUNT     ANNUALIZED      PAID
                             VALUE          VALUE       EXPENSE     DURING THE
                           11/01/04        4/30/05       RATIOS       PERIOD*
--------------------------------------------------------------------------------
TOEWS S&P 500(R) HEDGED INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investor Class            $1,000.00       $1,011.50       1.50%      $ 7.48
Advisor Class              1,000.00        1,006.20       2.50        12.44

HYPOTHETICAL 5% RETURN
Investor Class             1,000.00        1,017.36       1.50         7.50
Advisor Class              1,000.00        1,012.40       2.50        12.47
--------------------------------------------------------------------------------
TOEWS NASDAQ-100(R) HEDGED INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investor Class            $1,000.00       $1,014.70       1.50%      $ 7.49
Advisor Class              1,000.00        1,009.70       2.50        12.46

HYPOTHETICAL 5% RETURN
Investor Class             1,000.00        1,017.36       1.50         7.50
Advisor Class              1,000.00        1,012.40       2.50        12.47

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).




--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)


The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on November 16, 2004, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Funds and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (d) the extent to which economies of scale would be realized as the Funds grow; and (e) whether fee levels reflect these economies of scale for the benefit of the Funds' investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Among other things, the representatives provided an overview of the Adviser's organization and reviewed its "hedged index" approach to portfolio management. The representatives also discussed the Funds' performance relative to their respective benchmarks. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. In considering the nature, extent and quality of the services provided by the Adviser, the Board of Trustees reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel, and the Board concluded that it was satisfied with the services provided to the Funds.


--------------------------------------------------------------------------------
                                                            TOEWS
                                                            FUNDS [Logo Omitted]

20

FUND PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Funds' performance to benchmark indices and other similar mutual funds over various periods of time and concluded that they were satisfied with the investment performance of the Funds, in light of the factors described by the Adviser that contributed to the Funds' performance.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds and concluded that such profit levels were reasonable. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Funds was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for another year.




--------------------------------------------------------------------------------

                                     NOTES






















--------------------------------------------------------------------------------
                                                            TOEWS
                                                            FUNDS [Logo Omitted]

INVESTMENT ADVISER

Toews Corporation
1500 Market Street
12th Floor, East Tower
Philadelphia, PA 19102

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
1601 Market Street
Philadelphia, PA 19103

TO OBTAIN MORE INFORMATION:

Call 1-866-778-6397




This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus.




TWS-SA-001-0400

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                      /s/Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.